Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

29.  Commitments and contingencies

(a)  Operating lease commitments

The operating lease commitments as of December 31, 2019 as presented below mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use assets and lease liabilities since January 1, 2019.

As of December 31, 2018, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
RMB

2019	84,689
2020	53,609
2021	35,871
2022 and after	47,726
221,895

As of December 31, 2019, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
RMB

2020	36,924
2021	11,680
2022	6,723
2023 and after	4,523
59,850

29.  Commitments and contingencies (continued)

(b)  Capital commitments

As of December 31, 2019, the Group had outstanding capital commitments totaling to RMB915,780, which consisted of capital expenditures related to properties and additional investments in equity investments.

(c)  Litigation

In 2018, the Group involved in a lawsuit alleging the Group infringed the counter party's game intellectual property. Total claim amount is RMB20 million.

In 2019, the Group involved in a few cases related to unfair competition in broadcasters recruitment. These cases are pending in various courts. Total claim amount is RMB120 million.

In April 2020, local court passed a first-instance judgement on one unfair competition case of the Company. The court held the Company's action did not constitute unfair competition and rejected all the plaintiff's claims. Such judgement is still subject to an appeal, if any.

As of the date of issuance of the financial statement, those remaining lawsuits are still pending and the Group is not able to make a reliable estimate of the potential loss, if any.